ACQUISITION OF PHYTO BRANDCO - (Disclosure of allocation of the purchase consideration) (Details) - Phyto BrandCo [Member]	Sep. 15, 2021 CAD ($)
Assets acquired:
Cash	$ 301,966
Accounts receivable	255,154
Prepayments	19,500
Property and equipment	85,108
Total Assets acquired	661,728
Liabilities assumed:
Accounts payable and other accrued liabilities	(434,252)
Lease liability	(34,665)
Fair value of net assets acquired	192,811
Purchase consideration
Share consideration	24,000,000
Shares to be cancelled	(12,000,000)
Total consideration	12,000,000
Identifiable intangible assets:
Trademarks	3,250,000
Deferred tax liability	(879,000)
Goodwill	$ 9,436,189